COVER PAGE	Feb. 11, 2020
Cover page.
Document Type	8-K
Document Period End Date	Feb. 11, 2020
Entity Registrant Name	Healthpeak Properties, Inc.
Entity Information, Former Legal or Registered Name	HCP, Inc.
Entity Central Index Key	0000765880
Amendment Flag	false
Entity Incorporation, State or Country Code	MD
Entity File Number	001-08895
Entity Tax Identification Number	33-0091377
Entity Address, Address Line One	1920 Main Street
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92614
City Area Code	949
Local Phone Number	407-0700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $1.00 par value
Trading Symbol	PEAK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false